OTHER OPERATING INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER OPERATING INCOME AND EXPENSES
OTHER OPERATING INCOME AND EXPENSES

NOTE 42 – OTHER OPERATING INCOME AND EXPENSES

	CONSOLIDATED
	12/31/2021	12/31/2020
Reimbursement of fixed assets in progress - AIC (a)	588,786	—
Reimbursement of inefficiency – CCC (b)	621,968	—
Other Operating Income and Expenses	—	16,134
Total	1,210,754	16,134

(a)Reimbursement of AIC

When carrying out the distribution companies’ sales modeling, only the fixed assets in service (AIS) contained in the asset valuation report, on the base date of February 2017, were used in the valuation of the new 30-year concession. However, on the same base date, Eletrobras’ distributors contained AIC, which were not priced. Thus, the TCU determined the inclusion, in the Sale Notice and in the Share Purchase Agreement and Other Covenants, of a device that would allow the sharing with Eletrobras of future benefits of the recognition, by the ANEEL, of this AIC in the Net Remuneration Base of the distributors. Eletrobras was assured the right to be reimbursed in the amount corresponding to 50% of the AIC balance, existing on the base date of February 2017, and recognized by ANEEL in the Net Regulatory Remuneration Base (BRR) of the distributors in the first tariff revision after privatization.

In September 2021, Eletrobras’ Board of Directors resolved to approve the amount of the AIC reimbursable from Energisa Acre, Amazonas Energia SA and Roraima Energia SA, in addition to the approvals that occurred in April 2021, of the amount of the AIC reimbursable from Equatorial Alagoas and Equatorial Piauí. Subsequently, the five distributors had their Reimbursement Agreements signed between September and November 2021.

Considering the recognition of the AIC in BRR of the distributors by the ANEEL mentioned above and the signatures of the reimbursement contracts, Eletrobras recognized the amount of R$ 588,786, as shown in the table below:

12/31/2021
Companies	Balance receivable	Conditions of receipt
Equatorial Alagoas	61,327	Sole installment, within 30 days of the execution of the Agreement; or Monthly installments, with amortizations within 60 months, being the first paid on the 30th day after execution of the Agreement.
Equatorial Piauí	44,939	Sole installment, within 30 days of the execution of the Agreement; or Monthly installments, with amortizations within 60 months, being the first paid on the 30th day after execution of the Agreement.
Energisa Acre	43,524	Monthly installments with amortizations within 60 months, the first being paid on the 20th of the month following the celebration of the Contract
Amazonas Energia	419,959

In monthly installments, with amortizations within 36 months, being the first paid on the 16th day of the month following the execution of the Agreement and the other installments on the 16th of each month following the payment of the first installment.

Roraima Energia	19,037

In monthly installments, with amortizations within 36 months, being the first paid on the 16th day of the month following the execution of the Agreement and the other installments on the 16th of each month following the payment of the first installment.

Total	588,786

(b)Reimbursement of inefficiency – CCC

In November 2018, MP No. 855 was enacted, which states in the caput of article 5 that the ANEEL shall recognize, for CCC reimbursement purposes, the total cost of the pipeline transport infrastructure, connected to thermoelectric generation projects. In addition, even during the validity of this MP, the ANEEL’s Collegiate Board of Directors resolved through Order No. 898/2019 the payment related to expenses, from July 2009 to April 2016, proven and not reimbursed for the strength of the economic and energy efficiency requirements of Law No. 12,111/2009 in the historical amount of R$ 1,357,795. The reimbursement of inefficiency will be deducted from the amount to be paid related to the new concession contracts that will resulted from the privatization process.

In October 2021, technical note No. 202/2021-SFF-SFG-SRG/ANEEL was issued, which detailed the amount of credits related to the proven expenses with the acquisition of fuel by the distributor Amazonas Energia SA, for the period from May 2016 to June 2017 (liquid fuel) and from July 2016 to June 2017 (gas fuel), but not reimbursed by CCC, resulting from the requirements of economic and energy efficiency, in compliance with Law No. 14,182/2021, which deals with the privatization of Eletrobras. The technical note determined the costs of the remaining competencies of the distributor, that is, from May 2016 to June 2017 for liquid fuel and from July 2016 to June 2017 for gas fuel, resulting in the recognition in this year of the amount of R$620,263.

In addition, Boa Vista Energia remeasured the amounts to be reimbursed by CCC as economic and energy inefficiency based on the additional period of 14 months established by Law No. 14,182/2021, resulting in the recognition in this year of the amount of R$1,705.